Deferred Revenue	12 Months Ended
Mar. 31, 2026
Deferred Revenue [Abstract]
Deferred revenue

Note 4 — Deferred revenue

Deferred revenue as of March 31, 2025 and 2026 consisted of the following:

	As of March 31,
	2025	2026
	HKD	HKD	US$
Payments received from our clients in advance of performance obligations	$248,797	$304,144	$38,794

	As of March 31,
	2025	2026
	HKD	HKD	US$
Beginning balance	$296,304	$248,797	$31,734
Decrease in deferred revenue included in the beginning balance as a result of recognition of revenue during current year	(292,795)	(248,797)	(31,734)
Increase in deferred revenue as result of cash collected in current year in advance of satisfaction of performance obligations	245,288	304,144	38,794
Ending balance	$248,797	$304,144	$38,794

The Company expects to recognize majority of the deferred revenue in revenue as it provides services to its clients, which is expected to occur over the next 12 through 24 months. The Company elected to utilize the optional exemption to exclude from this disclosure the remaining performance obligations that have original expected duration of one year or less. As of March 31, 2025 and 2026, the estimated aggregate amount of the deferred revenue to be recognized in revenue beyond 12 months will be HKD 11 and HKD 428 (US$55), respectively.